Document and Entity Information	Nov. 24, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001552275
Document Type	8-K
Document Period End Date	Nov. 24, 2020
Entity File Number	001-35653
Entity Registrant Name	Sunoco LP
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	30-0740483
Entity Address, Address Line One	8111 Westchester Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	981-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	SUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false